Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 50,902	$ 28,381	$ 22,889
Marketable securities	147,452	161,939	17,536
Accounts receivable	2,000	2,000	0
Prepaid expenses and other current assets	1,707	1,312	1,231
Total current assets	202,061	193,632	41,656
Property and equipment, net	4,397	3,823	3,442
Operating lease right-of-use assets	6,988	7,480	8,387
Restricted cash	2,279	2,279	2,279
Other assets	1,515	38	0
Total assets	217,240	207,252	55,764
Current liabilities:
Accounts payable	5,242	1,841	670
Accrued expenses and other current liabilities	6,434	6,140	4,932
Operating lease liabilities	1,047	959	655
Deferred revenue	24,500	31,977	19,594
Total current liabilities	37,223	40,917	25,851
Operating lease liabilities, net of current portion	6,384	6,925	7,884
Deferred revenue, net of current portion	118,742	120,805	14,106
Other long-term liabilities	0	5	18
Total liabilities	162,349	168,652	47,859
Commitments and contingencies
Stockholders' deficit:
Common stock	15	13	13
Additional paid-in capital	8,040	5,127	3,311
Accumulated other comprehensive income	2	17	10
Accumulated deficit	(119,700)	(103,101)	(51,129)
Total stockholders' deficit	(111,643)	(97,944)	(47,795)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	217,240	207,252	55,764
Series A Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	55,700	55,700	55,700
Stockholders' deficit:
Total stockholders' deficit	55,700	55,700	55,700
Series B Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	59,751	29,761	0
Stockholders' deficit:
Total stockholders' deficit	59,751	29,761	0
Series B 1Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	51,083	51,083	0
Stockholders' deficit:
Total stockholders' deficit	$ 51,083	$ 51,083	$ 0